Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net loss attributable to ordinary shareholders	$ (30,739)	$ (15,311)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	366	126
Non-cash share-based compensation	3,821	1,104
Amortization of Strimvelis loss provision	(1,525)
Changes in operating assets and liabilities:
Other receivables	1,873	991
Research and development tax credit receivable, prepaids, and other assets	(4,871)	(2,148)
Accounts payable, accrued expenses and other current liabilities	(12,794)	990
Other Long-term liabilities	107	(97)
Net cash used in operating activities	(43,762)	(14,345)
Cash flows from investing activities:
Purchases of property and equipment	(529)	(2,555)
Net cash used in investing activities	(529)	(2,555)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares		2,250
Proceeds from the exercise of stock options	5
Net cash provided by financing activities	5	2,250
Effect of exchange rate changes on cash and cash equivalents	3,852	3,191
Net decrease in cash, cash equivalents and restricted cash	(40,434)	(11,459)
Cash and restricted cash, beginning of period	339,681	89,856
Cash and restricted cash, end of period	$ 299,247	$ 78,397